Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash on hand		$ 681	$ 634
Cash at banks		88,231	74,554
Short-term investments	[1]	9,467	19,545
Total cash and cash equivalents		$ 98,379	94,733	$ 39,567	$ 105,310
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 days
Restricted cash [Abstract]
Restricted cash reserve		$ 1,665	$ 2,059

[1]	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.